Note 14 - Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

14. Financial Instruments

Fair value is defined by ASC 820, Fair Value Measurement (ASC 820) as the price that would be received upon selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the asset or liability.

	Year Ended December 31, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
U.S. treasury bills	$—	$199,999	$—	$199,999
Certificate of deposits	—	1,433	—	1,433
Short term investments:
Certificate of deposits	—	2,411	—	2,411
Other assets:
Certificate of deposits	—	285	—	285
Total	$—	$204,128	$—	$204,128
Liabilities
Earn-out liabilities (1)	$—	$—	$10,012	$10,012
Warrant liabilities (1)	—	458	—	458
Total	$—	$458	$10,012	$10,470

	Year Ended December 31, 2020
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
Certificate of deposits	$—	$919	$—	$919
Short term investments:
Certificate of deposits	—	992	—	992
Other assets:
Certificate of deposits	—	800	—	800
Total	$—	$2,711	$—	$2,711

(1) As a result of the Business Combination on July 1, 2021, the Company recorded Company Earn-Out Shares and private placement warrants as liabilities that must be marked to market each reporting period. The Company measured the Company Earn-Out Shares at fair value determined at Level 3. The Company measured the private placement warrants at fair value determined at Level 1. Refer to "Note 11 — Company Earn-Out and Warrant Liabilities" for further details.